Share-Based compensation - Black and Scholes model (Details)	6 Months Ended
	Jun. 30, 2026 EUR (€) Y € / shares	Jun. 26, 2026 € / shares
Disclosure of terms and conditions of share based payment arrangement
Exercise Price Per Warrant		€ 1.53
Plan 2021 (grant Sept 17 2021)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	68.59%
Risk-free interest rate.	2.71%
Expected life | €	2
Exercise price	€ 1.53
Stock price	1.53
Fair value	0.6
Plan 2021 (grant Sept 17 2021) | Minimum
Disclosure of terms and conditions of share based payment arrangement
Incremental Fair value	0.47
Plan 2021 (grant Sept 17 2021) | Maximum
Disclosure of terms and conditions of share based payment arrangement
Incremental Fair value	€ 0.59
Plan 2021 (grant Oct 27 2021)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	68.59%
Risk-free interest rate.	2.71%
Expected life | €	2
Exercise price	€ 1.53
Stock price	1.53
Fair value	0.6
Plan 2021 (grant Oct 27 2021) | Minimum
Disclosure of terms and conditions of share based payment arrangement
Incremental Fair value	0.47
Plan 2021 (grant Oct 27 2021) | Maximum
Disclosure of terms and conditions of share based payment arrangement
Incremental Fair value	€ 0.59
Plan 2021 (grant Feb 21 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	68.59%
Risk-free interest rate.	2.71%
Expected life | €	2
Exercise price	€ 1.53
Stock price	1.53
Fair value	0.6
Plan 2021 (grant Feb 21 2022) | Minimum
Disclosure of terms and conditions of share based payment arrangement
Incremental Fair value	0.47
Plan 2021 (grant Feb 21 2022) | Maximum
Disclosure of terms and conditions of share based payment arrangement
Incremental Fair value	€ 0.59
Plan 2021 (grant May 14 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	68.59%
Risk-free interest rate.	2.71%
Expected life | €	2
Exercise price	€ 1.53
Stock price	1.53
Fair value	0.6
Plan 2021 (grant May 14 2022) | Minimum
Disclosure of terms and conditions of share based payment arrangement
Incremental Fair value	0.47
Plan 2021 (grant May 14 2022) | Maximum
Disclosure of terms and conditions of share based payment arrangement
Incremental Fair value	€ 0.58
Plan 2021 (grant March 24 2023)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	68.59%
Risk-free interest rate.	2.71%
Expected life | Y	2
Exercise price	€ 1.53
Stock price	1.53
Fair value	0.6
Incremental Fair value	€ 0.47
Plan 2022 (grant Feb 01 2024)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	68.59%
Risk-free interest rate.	2.71%
Expected life | €	2
Exercise price	€ 1.53
Stock price	1.53
Fair value	0.6
Incremental Fair value	€ 0.46
Plan 2022 (grant Apr 21 2024)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	68.59%
Risk-free interest rate.	2.71%
Expected life | €	2
Exercise price	€ 1.53
Stock price	1.53
Fair value	0.6
Incremental Fair value	€ 0.55
Plan 2022 (grant Aug 2 2024)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	68.59%
Risk-free interest rate.	2.71%
Expected life | €	2
Exercise price	€ 1.53
Stock price	1.53
Fair value	€ 0.6
Plan 2024 (grant Sep 18 2024)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	68.59%
Risk-free interest rate.	2.71%
Expected life | €	2
Exercise price	€ 1.53
Stock price	1.53
Fair value	0.6
Incremental Fair value	€ 0.52
Plan 2024 (grant Nov 25 2024)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	68.59%
Risk-free interest rate.	2.71%
Expected life | €	2
Exercise price	€ 1.53
Stock price	1.53
Fair value	0.6
Incremental Fair value	€ 0.53
Plan 2024 (grant Feb 1 2025)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	68.59%
Risk-free interest rate.	2.71%
Expected life | €	2
Exercise price	€ 1.53
Stock price	1.53
Fair value	0.6
Incremental Fair value	€ 0.55
Plan 2025 (grant Feb 1 2025)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	68.59%
Risk-free interest rate.	2.71%
Expected life | €	2
Exercise price	€ 1.53
Stock price	1.53
Fair value	0.6
Incremental Fair value	€ 0.56
Plan 2025 (grant Mar 14 2025)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	68.59%
Risk-free interest rate.	2.71%
Expected life | €	2
Exercise price	€ 1.53
Stock price	1.53
Fair value	0.6
Incremental Fair value	€ 0.56
Plan 2025 (grant Apr 8 2025)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	68.59%
Risk-free interest rate.	2.71%
Expected life | €	2
Exercise price	€ 1.53
Stock price	1.53
Fair value	0.6
Incremental Fair value	€ 0.52
Plan 2025 (grant May 5 2025)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	68.59%
Risk-free interest rate.	2.71%
Expected life | €	2
Exercise price	€ 1.53
Stock price	1.53
Fair value	0.61
Incremental Fair value	€ 0.48
Plan 2024 (grant Jun 26 2026)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	68.60%
Risk-free interest rate.	2.71%
Expected life | €	3
Exercise price	€ 1.53
Stock price	1.53
Fair value	€ 0.75
Plan 2025 (grant Jun 26 2026)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	68.60%
Risk-free interest rate.	2.71%
Expected life | €	3
Exercise price	€ 1.53
Stock price	1.53
Fair value	€ 0.75
Plan 2025-2 (grant Jun 26 2026)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	68.60%
Risk-free interest rate.	2.71%
Expected life | €	3
Exercise price	€ 1.53
Stock price	1.53
Fair value	€ 0.75
Plan 2025 (grant Sep 6 2025)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	68.59%
Risk-free interest rate.	2.71%
Expected life | €	2
Exercise price	€ 1.53
Stock price	1.53
Fair value	0.65
Incremental Fair value	€ 0.45
Plan 2025 (grant Oct 13 2025)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	68.59%
Risk-free interest rate.	2.71%
Expected life | €	3
Exercise price	€ 1.53
Stock price	1.53
Fair value	0.67
Incremental Fair value	€ 0.48
2025-2 Plan (grant Jan 18 2026)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility	68.59%
Risk-free interest rate.	2.71%
Expected life | €	3
Exercise price	€ 1.53
Stock price	1.53
Fair value	0.7
Incremental Fair value	€ 0.41